Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,137,351.12
Total Fee Amount	2,919.07
Total Offset Amount	0.00
Net Fee	$ 2,919.07
Offering Table N/A
Offset Table N/A	N/A